Keystone Private Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

		Original
Principal		Acquisition
Amount		Date	Cost	Fair Value
	Private Credit - 114.8%
	Corporate Finance - 24.1%
$6,472,383	Bigfoot Capital SPV1, LLC, 11.75%, 1/15/2024[1,2]	1/15/2021	$6,472,383	$6,472,383
6,493,547	Elevate Brands, 14.00 + 4.00% PIK, 4/30/2026[1,2,3,4]	4/12/2021	6,493,547	6,493,547
20,000,000	FilmRise Acquisitions, LLC, 15.50%, 8/17/2021[2,2,3]	7/1/2020	20,000,000	20,000,000
10,000,000	Hall Labs, LLC, 14.50%, 8/11/2022[1,2]	8/11/2021	10,000,000	10,000,000
7,741,515	Kingbee Rentals, LLC, 15.00%, 7/21/2024[1,2]	7/22/2021	7,741,515	7,741,515
14,118,991	Longbow Acquisition Holdco, LLC, 12.00%, 5/31/2022[1,2,3]	8/9/2021	14,118,991	14,118,991
7,727,497	Onward Partners, LLC, 15.00%, 6/17/2026[1,2]	6/18/2021	7,727,497	7,727,497
2,500,000	Paradise Cruise Line Intermediate Holdings, LLC, 12.00%, 4/1/2024[1,2]	4/1/2021	2,500,000	2,500,000
7,000,000	Series KS Manscaped, 12.00%, 12/31/2024[1,2]	12/17/2021	7,000,000	7,000,000
1,192,267	Sovrn Holdings, Inc, LLC, 12.00%, 7/12/2025[1,2,5]	7/13/2021	1,192,267	1,192,267
1,050,000	Tacolicious, Inc., 9.00%, 1/20/2024[1,2,3]	1/29/2021	1,050,000	1,050,000
6,000,000	Waiehu, LLC, 14.00%, 10/27/2022[1,2]	10/14/2021	6,000,000	6,000,000
			90,296,200	90,296,200
	Equipment Leasing - 39.2%
	Accelerate360, LLC
7,485,253	14.50%, 4/1/2023[1,2]	3/11/2021	7,485,253	7,485,253
1,825,972	14.50%, 6/30/2023[1,2]	5/25/2021	1,825,972	1,825,972
	Carepoint Health Management Associates, LLC
2,234,118	14.50%, 7/1/2023[1,2]	12/2/2020	2,234,118	2,234,118
130,666	14.50%, 4/30/2022[1,2]	4/6/2021	130,666	130,666
22,514,116	Custom Ecology, Inc., 14.50%, 6/14/2026[1,2]	6/14/2021	22,514,116	22,514,116
	Firstronic, LLC
838,728	12.00%, 11/1/2023[1,2]	10/15/2020	838,728	838,728
1,406,556	12.00%, 9/30/2024[1,2]	9/21/2021	1,406,556	1,406,556
3,391,776	KVJ Properties, Inc., 14.50%, 7/1/2023[1,2]	12/4/2020	3,391,776	3,391,776
	Lux Vending, LLC
1,905,938	14.50%, 12/31/2022[1,2]	8/6/2020	1,905,938	1,905,938
2,705,287	14.50%, 4/30/2023[1,2]	4/16/2021	2,705,287	2,705,287
3,235,390	MC Test Service, Inc., 12.00%, 5/31/2024[1,2]	5/3/2021	3,235,390	3,235,390
	Metalogic Inspection Services, LLC
261,534	14.50%, 6/1/2023[1,2]	11/9/2020	261,534	261,534
445,828	14.50%, 10/1/2023[1,2]	3/15/2021	445,828	445,828
168,200	14.50%, 2/28/2024[1,2]	8/9/2021	168,200	168,200
	Mirarchi Brothers, Inc.
3,285,902	14.50%, 7/1/2023[1,2]	12/24/2020	3,285,902	3,285,902
1,421,272	14.50%, 10/1/2023[1,2]	3/9/2021	1,421,272	1,421,272
1,132,301	14.50%, 10/30/2023[1,2]	4/23/2021	1,132,301	1,132,301
2,640,349	14.50%, 1/13/2024[1,2]	7/15/2021	2,640,349	2,640,349
	Onset Financial, Inc.
4,563,992	14.50%, 5/31/2026[1,2]	12/11/2020	4,563,992	4,563,992
14,607,941	12.50%, 9/30/2024[1,2]	9/9/2021	14,607,941	14,607,941
158,629	12.50%, 9/30/2026[1,2]	10/18/2021	158,629	158,629
	Orbital Power, Inc.
9,415,673	12.00%, 4/1/2024[1,2]	3/31/2021	9,415,673	9,415,673
4,839,040	12.00%, 7/31/2024[1,2]	8/17/2021	4,839,040	4,839,040
3,111,966	12.00%, 1/31/2024[1,2]	7/23/2021	3,111,966	3,111,966
3,185,254	Saint Jean Industries, Inc., 14.50%, 6/30/2024[1,2]	12/30/2021	3,185,254	3,185,254
5,382,317	Steelman Aviation, Inc., 14.50%, 12/31/2023[1,2]	12/13/2021	5,382,317	5,382,317
	Sun-Tech Leasing of Texas, L.P.
1,717,454	12.00%, 10/1/2025[1,2]	9/18/2020	1,717,454	1,717,454
1,686,550	12.00%, 7/31/2024[1,2]	8/25/2021	1,686,550	1,686,550
950,341	Thunderbird Field Services LLC, 14.50%, 12/31/2023[1,2]	12/14/2021	950,341	950,341

Keystone Private Income Fund

Schedule of Investments

December 31, 2021 (Unaudited) (continued)

		Original
Principal		Acquisition
Amount		Date	Cost	Fair Value
	Private Credit - 114.8% (continued)
	Equipment Leasing - 39.2% (continued)
	Trico Products Corporation
$2,280,824	14.50%, 4/1/2023[1,2]	7/23/2020	$2,280,824	$2,280,824
8,723,109	12.50%, 10/31/2024[1,2]	4/22/2021	8,723,109	8,723,109
23,840,170	12.50%, 10/31/2024[1,2]	4/12/2021	23,840,170	23,840,170
	Vensure Employer Services, Inc.
1,717,547	14.50%, 1/31/2024[1,2]	7/16/2021	1,717,547	1,717,547
3,554,157	14.50%, 12/1/2023[1,2]	5/18/2021	3,554,157	3,554,157
			146,764,150	146,764,150
	Receivables Finance - 18.2%
11,097,297	CapitalPlus Construction Services, LLC, 12.00%, 10/1/2023[1,2]	9/2/2020	11,097,297	11,097,297
1,050,000	CapitalPlus Supply Chain Partners, LLC, 12.00%, 7/31/2024[1,2]	8/31/2021	1,050,000	1,050,000
6,989,201	Dallas Growth Capital and Funding, LLC, 13.00%, 2/23/2024[1,2]	2/24/2021	6,989,201	6,989,201
22,154,492	Deserve CC Funding II, LLC, 1 month LIBOR (1.75% floor) + 11.50%, 12/20/2022[1,2]	9/3/2020	22,154,492	22,154,492
1,852,032	DNF Associates, LLC, 12.75%, 10/31/2024[1,2]	12/28/2020	1,852,032	1,852,032
800,000	Elevation Capital Group, LLC, 12.50%, 6/22/2022[1,2]	12/30/2021	800,000	800,000
2,809,219	Simply Funding SPV, LLC, 13.75%, 6/23/2023[1,2]	6/23/2021	2,809,219	2,809,219
9,351,363	Triton Credit Funding SPV, LLC, 13.00%, 2/28/2023[1,2]	9/2/2020	9,351,363	9,351,363
12,115,192	Viva Funding SPV, LLC, 13.00%, 12/22/2024[1,2]	12/23/2020	12,115,192	12,115,192
			68,218,796	68,218,796
	Specialty Real Estate Finance - 33.3%
12,339,581	AHP Servicing, LLC, 12.00%, 7/30/2022[1,2]	7/30/2020	12,339,581	12,339,581
1,849,689	Bluepearl Operations, LLC, 10.00% PIK, 1/9/2023[1,2,4]	7/8/2021	1,849,689	1,849,689
243,825	CC Development LP Series I, LLC, 9.95% PIK, 5/18/2023[1,2,4]	11/18/2021	243,825	243,825
2,996,000	Circolo Villas, LLC, 13.00%, 4/13/2022[1,2]	10/13/2021	2,996,000	2,996,000
6,000,000	Commons Sole Member CGC, LLC, 8.00% + 4.00% PIK, 12/31/2026[1,2,4,6]	10/1/2020	6,000,000	6,000,000
2,529,154	CP Maryland 1, LLC, 8.00% PIK, 2/24/2023[1,2,4]	8/20/2021	2,529,154	2,529,154
5,619,372	Draper Innovation Center, LLC, 6.25% + 6.25% PIK%, 7/31/2026[1,2,4]	7/30/2021	5,619,372	5,619,372
8,774,965	Emery Village Apartments, LLC, 9.90%, 4/23/2022[1,2]	10/23/2020	8,774,965	8,774,965
1,392,559	Endeavor Investments X, LLC, 10.50%, 1/1/2027[1,2]	12/15/2021	1,392,559	1,392,559
4,374,471	ETV Holdings, LLC, 10.50% PIK, 7/12/2023[1,2,4]	7/14/2021	4,374,471	4,374,471
300,000	Fruition California Holdings LLC,11.49% PIK, 12/30/2023[1,2,4]	12/30/2021	300,000	300,000
2,000,000	Galaxy Management Company, LLC, 14.00%, 9/25/2023[1,2,3]	11/18/2020	2,000,000	2,000,000
1,075,482	Grind Ventures, LLC, 9.65%, 10/20/2022[1,2]	10/20/2021	1,075,482	1,075,482
2,450,101	JPA 1800, LLC, 10.00% PIK, 9/1/2022[1,2,4]	8/31/2021	2,450,101	2,450,101
10,660,280	MAP Logistics Center I, LLC, 6.25% + 6.25% PIK, 10/26/2026[1,2,4]	12/27/2021	10,660,280	10,660,280
3,279,199	Meridian Hotel Holdings, LLC, 9.90% PIK, 12/20/2022[1,2,4]	6/21/2021	3,279,199	3,279,199
28,000,000	MPI Group, LLC, 12.00%, 4/26/2022-6/8/2022[1,2]	5/6/2021	28,000,000	28,000,000
3,757,418	MRD 3, LLC, 10.00% PIK, 9/14/2022[1,2,4]	9/14/2021	3,757,418	3,757,418
1,250,000	Olympus Pines FF Wash 1, LLC, 12.50%, 6/14/2026[1,2]	7/15/2021	1,250,000	1,250,000
946,029	RadNet Management, Inc., 9.00% PIK, 9/30/2022[1,2,4]	3/29/2021	946,029	946,029
21,942,023	Shiraz I-215 Logistics Center, LLC, 9.95%, 6/26/2022[1,2]	12/22/2021	21,942,023	21,942,023
2,886,391	Sterling Management Company, LLC, 10.00% PIK, 6/3/2022[1,2,4]	6/3/2021	2,886,391	2,886,391
			124,666,539	124,666,539
	Total Private Credit		$429,945,685	$429,945,685

Keystone Private Income Fund

Schedule of Investments

December 31, 2021 (Unaudited) (continued)

Number of
Shares		Cost	Fair Value
	Warrants - 0.0%
73,274	Sovrn Holdings, Inc[2,5]	$-	$-
	Total Investments - 114.8%[7]		$429,945,685
	Liabilities in excess of other assets - (14.8%)		(55,440,653)
	Net Assets - 100%		$374,505,032

[1]	Restricted security. The total value of these securities is $429,945,685, which represents 114.8% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $429,945,685, which represents 114.8% of total net assets of the Fund.
[3]	This investment was made through a participation. Please see Note 2 for a description of participations.
[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[5]	Investment made through an affiliated single purpose holding company.
[6]	Investment made through a single purpose holding company that Keystone National Group and/or one if its affiliates is a member of.
[7]	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to schedule of investments.

Keystone Private Income Fund, LLC

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$429,945,685	$429,945,685
Warrants	—	—	—	—
Total Investments, at fair value	$—	$—	$429,945,685	$429,945,685

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2021:

	Private Credit	Warrants
Balance as of October 1, 2021	$360,166,897	$—
Transfers In	—	—
Transfers Out	—	—
Purchases	131,244,517	—
Sales	—	—
Principal reductions received	(61,465,729)	—
Realized gains (losses)	—	—
Change in unrealized appreciation (depreciation)	—	—
Balance as of December 31, 2021	$429,945,685	$—

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2021.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$429,945,685	Cost	Price	N/A
Warrants	$—	Cost	Price	N/A